Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Computer and network equipment	3-5 years
Office equipment	5 years
Motor vehicles	5 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets

Schedule of Intangible Assets Weighted Average Useful Lives

Intangible assets have weighted average useful lives from the date of purchase as follows:

Purchased software	4.5 years
Capitalized software development costs	3 years
Internal-use software	5 years
Developed technology	10 years

Schedule of Doubtful Accounts for Accounts Receivable and Contract Assets

Movement of the allowance for doubtful accounts for accounts receivable and contract assets is as follows:

	Year ended December 31,
	2023	2024
	$	$
Balance as of January 1	12,806	12,796
(Reversal of provision) Provisions for doubtful accounts	-	-
Write offs	-	(12,752)
Changes due to foreign exchange	(10)	(44)
Balance as of December 31	12,796	-

Schedule of Other Receivables in Prepaid Expenses and Other Current Assets

Movement of the allowance for other receivables in prepaid expenses and other current assets (See Note 6), is as follows:

	Year ended December 31,
	2023	2024
	$	$
Balance as of January 1	11,367	405
(Reversal of provision) provisions for doubtful accounts	(491)	4
Write offs	(10,461)	(28)
Changes due to foreign exchange	(10)	11
Balance as of December 31	405	392

Schedule of Estimated Revenue Expected to Future Related to Performance Obligations

The following table includes estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied or partially unsatisfied at the end of the reporting period.

	2025	2026	2027
	(US$ in thousands)
Software development service	-	-	-
Hardware product sales	1,289	-	-